Janus Small/Mid Cap Growth Alpha ETF
FUND SUMMARY Janus Small/Mid Cap Growth Alpha ETF
INVESTMENT OBJECTIVE
Janus Small/Mid Cap Growth Alpha ETF seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Small/Mid Cap Growth Alpha Index (the “Underlying Index”).
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Small/Mid Cap Growth Alpha ETF Janus Small/Mid Cap Growth Alpha ETF
Operating Expenses Column [Text]	Janus Small/Mid Cap Growth Alpha ETF
Management Fees	0.50%
Other Expenses	none
Total Annual Fund Operating Expenses	0.50%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Small/Mid Cap Growth Alpha ETF | Janus Small/Mid Cap Growth Alpha ETF | USD ($)	Janus Small/Mid Cap Growth Alpha ETF	51	160	280	628

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period February 23, 2016 to October 31, 2016, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Janus Small/Mid Cap Growth Alpha Index (“Underlying Index”).

The Underlying Index, Janus Small/Mid Cap Growth Alpha Index, is composed of common stocks of small- and medium-sized companies that are selected by the index provider, Janus Index & Calculation Services LLC (“Janus Index Services” or the “Index Provider”), from those companies included in the Solactive Small/Mid Cap Index, a universe of 2,500 small- and medium-sized capitalization stocks. The Underlying Index is designed to select small- and medium-sized capitalization stocks that are poised for “smart growth” by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. The Index Provider scores such stocks based on fundamental measures of their growth, profitability, and capital efficiency, and selects the top 10% of such eligible stocks scoring the highest using a proprietary quantitative methodology. To arrive at the top 10%, for each security in the stated universe, the quantitative methodology assigns a score in each of 10 different fundamental factors, relative to other eligible securities. The fundamental factors include measures that Janus Capital believes are tied to a stock’s outperformance relative to other small/mid cap stocks, and indicate a company’s performance with respect to growth (such as the revenue growth rate over 2- 5- and 8- year periods), profitability (such as margin expansion, profit margin and earnings per share over time) and capital efficiency (such as returns on invested capital). The scores for each factor are then added together, with equal weighting, to arrive at an overall score. The stocks with the highest 10% of scores are then weighted within the Underlying Index according to their market capitalization. Finally, the stocks are sector-weighted to reflect the sector allocation weight of Janus Triton Fund, based on its most recent publicly available holdings. A stock may not represent more than 3% of the Underlying Index. The Underlying Index, Janus Small/Mid Cap Growth Alpha Index, seeks risk adjusted outperformance relative to a market capitalization weighted universe of small- and medium-sized capitalization growth stocks. Market capitalizations within the Underlying Index will vary, but as of January 31, 2017, they ranged from approximately $116 million to $35.8 billion. The Underlying Index is rebalanced on a quarterly basis based on the methodology described above.

The Fund uses a “passive,” index-based approach in seeking performance that corresponds to the performance of the Underlying Index. The Fund generally will use a replication methodology, meaning it will invest in the securities composing the Underlying Index, Janus Small/Mid Cap Growth Alpha Index, in proportion to the weightings in the Underlying Index. However, the Fund may utilize a sampling methodology under various circumstances in which it may not be possible or practicable to purchase all of the securities in the Underlying Index. Janus Capital expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may also invest in investments that are not included in the Underlying Index, but which Janus Capital believes will help the Fund track its Underlying Index. Such investments include stocks, shares of other investment companies, cash and cash equivalents, including money market funds.

To the extent the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Underlying Index. As of January 31, 2017, the Underlying Index did not concentrate in a particular industry or group of industries. The Fund’s Underlying Index is rebalanced quarterly. For more recent information, see the Fund’s daily portfolio holdings posted on the ETF portion of the Janus website.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The Fund’s returns and yields will vary, and you could lose money. The principal risks and special considerations associated with investing in the Fund are set forth below.

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The Underlying Index has exposure to the small- and medium-sized capitalization sector of the stock market, and therefore at times the Fund may underperform the overall stock market.

Equity Investing Risk.  The Fund’s investment in the securities composing the Underlying Index involves risks of investing in a portfolio of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Securities issued by micro-capitalization companies tend to be significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies.

Growth Securities Risk.  Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the perception of a company’s growth potential, based on the portfolio managers’ quantitative methodology, is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Investment Style Risk.  Returns from small-sized capitalization stocks may trail returns from the overall stock market. Small-cap stocks may go through cycles of doing better or worse than other segments of the stock market or the stock market in general. These cycles may continue for extended periods of time.

Concentration Risk.  The Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Fund’s Underlying Index concentrates in a particular industry or group of industries. To the extent the Fund invests a substantial portion of its assets in an industry or group of industries, market or economic factors impacting that industry or group of industries could have a significant effect on the value of the Fund’s investments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. For example, information technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across industries. The Fund’s assets will not be concentrated if the Underlying Index does not concentrate in a particular industry or group of industries.

Early Close/Trading Halt Risk.  An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk.  The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to fully replicate the Underlying Index. In addition, the Fund may hold fewer than the total number of securities in the Underlying Index. As a result, the Fund may hold securities not included in the Underlying Index.

Management Risk.  The Fund is subject to management risk. This is the risk that Janus Capital’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Methodology and Model Risk.  Neither the Fund nor Janus Capital can offer assurances that tracking the Underlying Index will maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile. Underlying Index risks include, but are not limited to, the risk that the factors used to determine the components of the Underlying Index, as applied by the Index Provider in accordance with the Underlying Index methodology, might not select securities that individually, or in the aggregate, outperform the broader small- and medium-sized capitalization universe. In addition, the Underlying Index was designed based on historically relevant fundamental factors and may not provide risk-adjusted outperformance in the future.

Passive Investment Risk.  The Fund is not actively managed and therefore the Fund might not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index or the selling of shares is otherwise required upon a rebalancing of the Underlying Index.

Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Trading Issues Risk.  Although Fund shares are listed for trading on The NASDAQ Stock Market LLC (“NASDAQ”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NASDAQ, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to the NASDAQ “circuit breaker” rules. There can be no assurance that the requirements of the NASDAQ necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. In addition, during periods of significant volatility, the liquidity of the underlying securities held by the Fund may affect the Fund’s trading prices.

Fluctuation of NAV.  The net asset value (“ NAV”) of the Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the NASDAQ. An absence of trading in shares of the Fund, or a high volume of trading in the Fund, may result in trading prices that differ significantly from the Fund’s NAV. It cannot be predicted whether Fund shares will trade below, at or above the Fund’s NAV. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses. Further, the securities held by the Fund may be traded in markets that close at a different time than NASDAQ. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NASDAQ is open but after the applicable market closing, bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV may widen. Similarly, NASDAQ may be closed at times or days when markets for securities held by the Fund are open, which may increase bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV when NASDAQ re-opens.

Authorized Participant Risk.  The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, shares may trade like closed-end fund shares at a premium or a discount to NAV and possibly face delisting.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund’s first annual and/or semiannual report and is available at janus.com/etfs or by calling 1-877-335-2687. The information provides some indication of the risks of investing in the Fund by showing how the Fund’s returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.